Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of Summarizes Activity in the Company’s Short Term Investments at Fair Value - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Investments [Member]
Schedule of Summarizes Activity in the Company’s Short Term Investments and Equity Investments at Fair Value [Line Items]
Balance, beginning of year
Additions	4,147,107
Unrealized losses	(6,227)
Balance, end of year	4,140,880
Equity Investments [Member]
Schedule of Summarizes Activity in the Company’s Short Term Investments and Equity Investments at Fair Value [Line Items]
Balance, beginning of year	3,118	419,995
Additions		85,733
Sales at original cost		(171,407)
Unrealized loss	(3,118)	(331,203)
Balance, end of year		$ 3,118